Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Measurements, Recurring [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Assets Fair Value Disclosure [Abstract]
Cash equivalents	$ 2,024
Certificates of deposit	1,462
Corporate debt securities	7,146
Total financial assets	10,632
Fair Value, Inputs, Level 1 [Member]
Assets Fair Value Disclosure [Abstract]
Cash equivalents	2,024
Total financial assets	2,024
Fair Value, Inputs, Level 2 [Member]
Assets Fair Value Disclosure [Abstract]
Certificates of deposit	1,462
Corporate debt securities	7,146
Total financial assets	$ 8,608